Summary of Liabilities for Guarantees (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 31,464	[1]	$ 30,229	[2]	$ 28,548	[3]
Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	462	[1]	961	[2]	1,579	[3]
Liability for guarantees related to income benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	500		900		1,600
Guaranteed death benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	1,300		1,600		1,700
Guaranteed accumulation benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	2,800		5,700		6,800
Withdrawal benefit | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	300		300		700
Other guarantees | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 26,600		$ 21,700		$ 17,800

[1]	Included in the total liability balance as of December 31, 2017 are reserves for variable annuity death benefits of $1.3 million, variable annuity income benefits of $0.5 million, variable annuity accumulation benefits of $2.8 million, variable annuity withdrawal benefits of $0.3 million and other guarantees of $26.6 million.
[2]	Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $1.6 million, variable annuity income benefits of $0.9 million, variable annuity accumulation benefits of $5.7 million, variable annuity withdrawal benefits of $0.3 million and other guarantees of $21.7 million.
[3]	Included in the total liability balance as of December 31, 2015 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $1.6 million, variable annuity accumulation benefits of $6.8 million, variable annuity withdrawal benefits of $0.7 million and other guarantees of $17.8 million.